Share-Based Payments (Details) - Schedule of restricted shares - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Restricted Shares Abstract
Balance at beginning of the year	396,857	134,500
Restricted shares granted	428,377	312,190
Restricted shares vested	(146,386)	(44,833)
Restricted shares forfeited	(11,667)	(5,000)
Balance at end of the year	667,181	396,857